September 6, 2001


Filing Desk
Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549


Re:  The Enterprise Group of Funds, Inc., Securities
	Act File No. 2-28097 and Investment Company
	Act File No. 811-01582


To Whom It May Concern:

	Pursuant to Rule 497(j) of the Securities
Act of 1933, this letter is to certify that the forms of prospectus and statement of additional information that would have been filed under Rule 497(c) do not differ from those contained in post effective amendment number 67 to our Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on August 30, 2001.


Sincerely,

/s/ STUART M WEITZ
Stuart M. Weitz
Senior Counsel